RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Jul. 05, 2012	Sep. 30, 2012 Leverage Investment LLC [Member]	Sep. 30, 2012 Growers Synergy Pte. Ltd. [Member]	Sep. 30, 2011 Growers Synergy Pte. Ltd. [Member]	Nov. 01, 2011 Growers Synergy Pte. Ltd. [Member]	Jul. 05, 2012 Stevia Asia Limited [Member]	Jul. 05, 2012 Stevia Technew Limited [Member]
Related Party Transaction [Line Items]
Monthly payment to related parties	$ 200,000		$ 200,000			$ 200,000	$ 500	$ 20,000		$ 20,000
Rent expenses							3,000
Consulting services received and consulting fees booked	125,265	30,658	241,993	43,729	255,959			120,000
Total amounts charged by related parties								120,000
Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)								120,000
2014								140,000
Total future minimum payments								260,000
Ownership percentage											70.00%	30.00%
Amounts due to related parties						$ 2,000,000